Note 17 - Income Taxes (Tables)	12 Months Ended
Jan. 31, 2018
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	January 31, 2018	January 31, 2017	January 31, 2016

Canada	17,964	19,560	13,933
United States	6,203	2,670	4,773
Other countries	10,581	9,270	9,064
	34,748	31,500	27,770

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	January 31, 2018	January 31, 2017	January 31, 2016
Current income tax expense
Canada	1,243	447	94
United States	494	873	70
Other countries	4,835	2,702	1,279
	6,572	4,022	1,443
Deferred income tax expense (recovery)
Canada	2,051	4,251	3,493
United States	1,876	1,272	800
Other countries	(2,630)	(1,883)	1,472
	1,297	3,640	5,765
	7,869	7,662	7,208

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	January 31, 2018	January 31, 2017
Assets
Accruals not currently deductible	9,060	11,975
Accumulated net operating losses	13,868	17,571
Corporate minimum taxes	-	1,767
Research and development and other tax credits and expenses	1,580	3,424
Other timing differences	-	683
Total deferred income tax assets	24,508	35,420
Liabilities
Difference between tax and accounting basis of intangible assets	(12,976)	(23,393)
Difference between tax and accounting basis of property and equipment	(6,933)	(2,655)
Uncertain tax positions incurred in loss years	(133)	(205)
Other timing differences	(134)	-
Total deferred income tax liabilities	(20,176)	(26,253)
Net deferred income taxes	4,332	9,167
Valuation allowance	(11,257)	(12,115)
Net deferred income taxes, net of valuation allowance	(6,925)	(2,948)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	January 31, 2018	January 31, 2017	January 31, 2016
Net income before taxes	34,748	31,500	27,770

Combined basic Canadian statutory rates	26.5%	26.5%	26.5%

Income tax expense based on the above rates	9,207	8,347	7,359
Increase (decrease) in income taxes resulting from:
Permanent differences including amortization of intangible assets	(1,870)	(882)	(2,593)
Effect of differences between Canadian and foreign tax rates	595	213	169
Effect of rate changes on current year timing differences	(571)	495	1,150
Adjustments relating to previous periods	(152)	(431)	36
Increase (decrease) in tax reserves	1,954	492	(172)
Valuation allowance	(1,564)	(1,580)	(41)
Stock compensation	(135)	351	345
Deferred tax charges	179	400	270
Other, including foreign exchange	226	257	685
Income tax expense	7,869	7,662	7,208

Summary of Operating Loss Carryforwards [Table Text Block]
Expiry year	United States	EMEA	Asia Pacific	Total
2019	883	-	732	1,615
2020	-	-	291	291
2021	-	-	12	12
2022	1	-	23	24
2023	190	1,507	-	1,697
Thereafter	6,686	54,657	6,361	67,704
	7,760	56,164	7,419	71,343

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	January 31, 2018	January 31, 2017
Liability, beginning of year	6,388	5,768
Gross increases – current period	3,368	1,939
Lapsing due to statutes of limitations	(779)	(1,319)
Liability, end of year	8,977	6,388